Expense Example {- Fidelity® Intermediate Bond Fund} - 08.31 Fidelity Intermediate Bond Fund PRO-06 - Fidelity® Intermediate Bond Fund - Fidelity Intermediate Bond Fund-Default	Oct. 30, 2021 USD ($)
Expense Example:
1 year	$ 46
3 years	144
5 years	252
10 years	$ 567